Prepayments - Schedule of Prepaid Balances (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Prepaid expenses tables [abstract]
Prepaid commissions	[1]	$ 27,991	$ 33,170
Prepaid compensations clients		37,130	29,754
Advance payments on operating aircraft leases		12,470	9,507
Premiums for insurance policies		2,401	12,142
Other		19,872	15,184
Total		$ 99,864	$ 99,757

[1]	Advance payment made to IATA for service charges made by airlines. This is mainly the case with Airlines that belong to Star Alliance for the accumulation of miles, use of VIP lounges and Reservation Systems, Travelport Global Distribution System B.V., Services of Bolivian Airports, S.A., United Airlines Inc.